Schedule of restructuring expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	$ 412	$ 1,392	$ 1,662
Restructuring provision professional fees [member]
IfrsStatementLineItems [Line Items]
Total			200
Restructuring provision litigation provision [member]
IfrsStatementLineItems [Line Items]
Total	596
Fiscal Refunds Provision [Member]
IfrsStatementLineItems [Line Items]
Total	154	1,389	1,768
Loss On Effectuation Of DOCA [Member]
IfrsStatementLineItems [Line Items]
Total	(514)
Remediation provision [member]
IfrsStatementLineItems [Line Items]
Total			(361)
Acquisition related costs other [member]
IfrsStatementLineItems [Line Items]
Total	$ 176	$ 3	$ 55